Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Balance at the beginning of year	$ 1,249	$ 2,258	$ 5,023
Equity attributable to non-controlling interests
Loss for the year	(1,195)	(1,515)	(2,961)
Changes in fair value of financial assets	0	10	(2)
Remeasurement of defined benefit pension plans	2	26	5
Share-based compensation expenses	40	140	38
New shares issued by subsidiaries	6,015	445
Acquired the controlling power from noncontrolling interest	811	0
Purchase of subsidiary shares from noncontrolling interests	12	0	175
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	0	(197)
Disposal of financial assets at fair value through other comprehensive income	0	(6)
Exchange differences arising on translation of foreign operations	0	88
Declaration of cash dividends	0	0	(20)
Balance at the end of year	$ 6,934	$ 1,249	$ 2,258